Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Schedule of investments
March 31, 2020 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 98.00% ✧			Common Stock ✧ (continued)
Communication Services - 7.78%			Technology - 27.08%
Alphabet Class A †	11,774	$ 13,680,799	Adobe †	16,953	$5,395,123
Netflix †	28,150	10,570,325	Applied Materials	100,437	4,602,023
		24,251,124	Arista Networks †	31,618	6,404,226
Consumer Discretionary - 17.20%			Autodesk †	64,322	10,040,664
Amazon. com †	8,632	16,829,983	Coupa Software †	34,781	4,859,949
Charter Communications Class A †	34,217	14,929,219	Microsoft	232,588	36,681,454
Domino’s Pizza	29,207	9,465,113	ServiceNow †	39,191	11,231,357
NIKE Class B	57,495	4,757,136	Twilio Class A †	57,721	5,165,452
Take-Two Interactive Software †	64,239	7,619,388			84,380,248
		53,600,839	Total Common Stock
Financial Services - 23.53%			(cost $247,102,805)		305,385,881
Charles Schwab	258,180	8,680,012
CME Group	80,529	13,924,270	Short-Term Investments - 0.65%
KKR & Co. Class A	446,340	10,475,600	Money Market Mutual Funds - 0.65%
Mastercard Class A	48,218	11,647,540	BlackRock FedFund - Institutional
PayPal Holdings †	118,544	11,349,403	Shares (seven-day effective yield
Visa Class A	107,078	17,252,407	0.33%)	402,430	402,430
		73,329,232	Fidelity Investments Money Market
			Government Portfolio - Class I
Healthcare - 12.89%
Illumina †	35,760	9,766,771	(seven-day effective yield 0.30%)	402,430	402,430
Intuitive Surgical †	7,396	3,662,573	GS Financial Square Government
IQVIA Holdings †	131,627	14,197,288	Fund - Institutional Shares (seven-day
UnitedHealth Group	50,197	12,518,128	effective yield 0.34%)	402,430	402,430
		40,144,760	Morgan Stanley Government
Industrials - 4.63%			Portfolio - Institutional Share Class
Uber Technologies †	293,535	8,195,497	(seven-day effective yield 0.22%)	402,430	402,430
Waste Management	67,406	6,239,099	State Street Institutional US Government
		14,434,596	Money Market Fund - Investor Class
			(seven-day effective yield 0.24%)	402,430	402,430
Materials - 4.89%
Ball	235,773	15,245,082	Total Short-Term Investments
		15,245,082	(cost $2,012,150)		2,012,150

Total Value of Securities - 98.65%
(cost $249,114,955)					307,398,031
Receivables and Other Assets Net of Liabilities - 1.35%					4,207,397
Net Assets Applicable to 36,560,500 Shares Outstanding - 100.00%					$311,605,428

✧ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
† Non-incomeproducingsecurity.
GS - Goldman Sachs

NQ-VIP-888 [3/20] 5/20 (1178075) U.S. Growth Series-1